Shareholders' Equity (Summary Of Stock Options And RSUs Granted) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year, number	5,456,344	4,928,236	5,388,323
Granted, number	1,217,499	1,795,502	922,500
Exercised, number	240,171	(1,057,122)	(979,982)
Forfeited or expired, number	306,290	(210,272)	(402,605)
Outstanding at end of the year, number	6,127,382	5,456,344	4,928,236
Outstanding at beginning of year, weighted average exercise price	$ 8.23	$ 6.15	$ 5.87
Granted, weighted average exercise price	$ 8.45	$ 11.79	$ 8.27
Exercised, weighted average exercise price	$ 3.04	$ 4.24	$ 5.04
Forfeited or expired, weighted average exercise price	$ 10.17	$ 9.92	$ 9.92
Outstanding at end of the year, weighted average exercise price	$ 8.38	$ 8.23	$ 6.15
Options exercisable at end of the year, number	3,801,244	2,928,548	3,192,108
Number of options and RSUs, Vested and expected to vest	5,827,744	5,198,660	4,836,371
Weighted average exercise price, Options exercisable at end of the year	$ 7.62	$ 6.58	$ 5.53
Weighted average exercise price, Vested and expected to vest	$ 8.32	$ 8.08	$ 6.12
Weighted average remaining contractual term, Oustanding			6 years 4 months 17 days
Weighted average remaining contractual term, Options exercisable			5 years 3 months 29 days
Weighted average remaining contractual term, Vested and expected to vest			6 years 4 months 17 days
Aggregate intrinsic value, Outstanding	$ 492	$ 7,256	$ 34,698
Aggregate intrinsic value, Options exercisable at end of the year	50	5,547	24,455
Aggregate intrinsic value, Vested and expected to vest	$ 477	$ 7,204	$ 34,193
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year, number	200,000	200,000
Exercised, number	50,000	50,000
Outstanding at end of the year, number	200,000	200,000